Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of Callable Commitments	As of December 31, 2020 and 2019, the Account had the following immediately callable commitments to purchase additional interests in its real estate funds or provide additional funding through its loan receivable investments (in millions):

	Commitment Expiration	December 31, 2020	December 31, 2019

Real Estate Funds(1)
TREA Flagler Venture, LLC	02/2021	$49.6	$—
LCS SHIP Venture I, LLC	06/2021	28.1	28.1
Townsend Group Value-Add Fund	06/2021	241.9	250.0
Grubb Southeast Real Estate Fund VI, LLC	06/2021	81.5	86.6
Silverpeak - REA Alt Inv Fund LP	12/2021	81.1	—
Veritas Trophy VI, LLC(2)	08/2022	29.4	35.8
SP V - II, LLC	09/2022	67.1	74.9
JCR Capital - REA Preferred Equity Parallel Fund	12/2022	92.3	100.0
Taconic New York City GP Fund	11/2023	6.0	11.4
		$677.0	$586.8
Loans Receivable(3)
SCG Oakland Portfolio Mezzanine	03/2021	$6.5	$7.0
BREP VIII Industrial Mezzanine	03/2021	15.5	14.1
311 South Wacker Mezzanine	06/2021	5.4	7.6
Rosemont Towson Mezzanine	09/2021	1.2	1.2
Liberty Park Mezzanine	11/2021	3.1	5.0
San Diego Office Portfolio Senior Loan	08/2022	7.0	10.0
San Diego Office Portfolio Mezzanine	08/2022	2.3	3.3
MRA Hub 34 Holding, LLC	09/2022	1.5	1.5
1330 Broadway Mezzanine	09/2022	10.9	14.0
Colony New England Hotel Portfolio Senior Loan	11/2022	14.1	14.1
Colony New England Hotel Portfolio Mezzanine	11/2022	4.7	4.7
Exo Apartments Senior Loan	01/2023	7.1	7.1
Exo Apartments Mezzanine	01/2023	2.4	2.4
Five Oak Mezzanine	03/2023	2.3	—
		$84.0	$92.0

TOTAL COMMITMENTS		$761.0	$678.8
(1)Additional capital can be called during the commitment period at any time. The commitment period can only be extended by the manager with the consent of the Account. The commitment expiration date is reflective of the most recent signed agreement between the Account and the fund manager, including any side letter agreements.
(2)The fund manager is granted 18 months from the initial contribution date, August 2019, to make its first capital call. If none have occurred, the Account's commitment will be reduced by $15.0 million. If a capital call occurs during the initial 18 month window, the commitment period will be modified to three years from the first capital call date.
(3)Advances from the Account can be requested during the commitment period at any time. The commitment expiration date is reflective of the most recent signed agreement between the Account and the borrower, including any side letter agreements. Certain loans contain extension clauses on the term of the loan that do not require the Account's prior consent. If elected, the Account's commitment may be extended through the extension term.